Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Summary of Combined Condensed Financial Information of Reclassification of Assets and Liabilities Held for Sale (Detail) - USD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Costa Rica and El Salvador [Member]
Disclosure of Discontinued Operations [line items]
Current assets	$ 29
Non-current assets	48
Total assets of the disposal group	77
Current liabilities	31
Non-current liabilities	8
Total liabilities directly related to assets held for sale	39
Total net assets of disposal group	$ 38
SPAIN
Disclosure of Discontinued Operations [line items]
Current assets		$ 4
Non-current assets		103
Total assets of the disposal group		107
Total net assets of disposal group		$ 107